MD&A - Risk management and control - Market Risk (Detail 2) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
-200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	$ (611.1)	$ (205.8)
-200 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	30.5	148.4
-200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	18.1	33.8
-200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(573.0)	(279.6)
-200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(89.5)	(108.9)
-200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(8.5)	(32.7)
-200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(167.9)	(145.8)
-200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(88.2)	(59.1)
-200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(355.3)	27.3
-200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	8.8	4.4
-100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(298.5)	(166.8)
-100 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	15.0	60.5
-100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	9.7	18.8
-100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(280.6)	(193.0)
-100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(44.1)	(53.4)
-100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(8.5)	(32.7)
-100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(141.3)	(92.9)
-100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(56.0)	(56.8)
-100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(96.5)	14.8
-100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	3.7	0.8
+1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	1.0	0.0
+1 bp | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(0.1)	(1.8)
+1 bp | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(0.1)	(0.2)
+1 bp | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.9	1.5
+1 bp | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.4	0.5
+1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.8	1.0
+1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.1	0.2
+1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.1	0.1
+1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.0	(1.4)
+1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.1	0.1
+100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	33.4	(6.1)
+100 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(14.4)	(179.9)
+100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(8.1)	(15.8)
+100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	18.8	142.3
+100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	39.6	47.8
+100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	78.6	100.2
+100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	6.9	15.6
+100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	11.1	11.5
+100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(73.6)	(138.5)
+100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	10.4	5.2
+200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	13.6	(27.3)
+200 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(28.3)	(371.3)
+200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(17.1)	(31.6)
+200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(9.9)	287.2
+200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	73.7	89.6
+200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	158.6	196.2
+200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	15.6	31.9
+200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	20.5	21.8
+200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(202.3)	(287.8)
+200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	21.3	10.7
UBS AG | -200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(611.1)	(205.8)
UBS AG | -200 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	30.5	148.4
UBS AG | -200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	18.1	33.8
UBS AG | -200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(573.0)	(279.6)
UBS AG | -200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(89.5)	(108.9)
UBS AG | -200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(8.5)	(32.7)
UBS AG | -200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(167.9)	(145.8)
UBS AG | -200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(88.2)	(59.1)
UBS AG | -200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(355.3)	27.3
UBS AG | -200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	8.8	4.4
UBS AG | -100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(298.5)	(166.8)
UBS AG | -100 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	15.0	60.5
UBS AG | -100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	9.7	18.8
UBS AG | -100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(280.6)	(193.0)
UBS AG | -100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(44.1)	(53.4)
UBS AG | -100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(8.5)	(32.7)
UBS AG | -100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(141.3)	(92.9)
UBS AG | -100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(56.0)	(56.8)
UBS AG | -100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(96.5)	14.8
UBS AG | -100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	3.7	0.8
UBS AG | +1 bp
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	1.0	0.0
UBS AG | +1 bp | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(0.1)	(1.8)
UBS AG | +1 bp | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(0.1)	(0.2)
UBS AG | +1 bp | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.9	1.5
UBS AG | +1 bp | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.4	0.5
UBS AG | +1 bp | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.8	1.0
UBS AG | +1 bp | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.1	0.2
UBS AG | +1 bp | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.1	0.1
UBS AG | +1 bp | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.0	(1.4)
UBS AG | +1 bp | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	0.1	0.1
UBS AG | +100 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	33.4	(6.1)
UBS AG | +100 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(14.4)	(179.9)
UBS AG | +100 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(8.1)	(15.8)
UBS AG | +100 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	18.8	142.3
UBS AG | +100 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	39.6	47.8
UBS AG | +100 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	78.6	100.2
UBS AG | +100 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	6.9	15.6
UBS AG | +100 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	11.1	11.5
UBS AG | +100 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(73.6)	(138.5)
UBS AG | +100 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	10.4	5.2
UBS AG | +200 bps
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	13.6	(27.3)
UBS AG | +200 bps | of which: Global Wealth Management
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(28.3)	(371.3)
UBS AG | +200 bps | of which: Investment Bank
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(17.1)	(31.6)
UBS AG | +200 bps | of which: CC - Group ALM
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(9.9)	287.2
UBS AG | +200 bps | of which: CC - Non-core and Legacy Portfolio
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	73.7	89.6
UBS AG | +200 bps | CHF
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	158.6	196.2
UBS AG | +200 bps | EUR
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	15.6	31.9
UBS AG | +200 bps | GBP
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	20.5	21.8
UBS AG | +200 bps | USD
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	(202.3)	(287.8)
UBS AG | +200 bps | Other
Interest Rate Sensitivity Of Banking Book [Line Items]
Effect on fair value of interest rate-sensitive banking book positions	[1]	$ 21.3	$ 10.7

[1]
In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro, interest rates for Global Wealth Management (excluding Americas) and Personal & Corporate Banking client transactions are generally floored at non-negative levels. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.